Allowance for Credit Losses (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)		Mar. 31, 2024 USD ($)		Mar. 31, 2023 INR (₨)		Mar. 31, 2022 INR (₨)		Mar. 31, 2024 USD ($)
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	₨ 365,164.5		$ 4,381.6		₨ 372,671.8		₨ 343,528.7
Allowance for credit losses on PCD Loans at acquisition	39,415.2		472.9
Write-offs	(128,987.2)		(1,547.7)		(137,863.7)		(134,017.8)
Net allowance for credit losses	181,754.0	[1]	2,180.9	[1]	130,356.4	[2]	163,160.9	[3]
Allowance for credit losses, end of the period	457,346.5		$ 5,487.7		365,164.5		372,671.8
Allowance for credit losses:
Allowance individually evaluated for impairment	71,735.4				31,696.6		38,454.1		$ 860.7
Allowance collectively evaluated for impairment	385,611.1				333,467.9		334,217.7		4,627.0
Loans:
Loans individually evaluated for impairment	110,714.5				37,061.8		44,738.1		1,328.4
Loans collectively evaluated for impairment	26,682,332.9				17,381,030.6		14,364,805.9		$ 320,162.4
Auto loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	33,835.5				41,769.4		39,396.1
Allowance for credit losses on PCD Loans at acquisition	0.0
Write-offs	(8,648.1)				(10,456.0)		(19,376.9)
Net allowance for credit losses	4,761.5	[1]			2,522.1	[2]	21,750.2	[3]
Allowance for credit losses, end of the period	29,948.9				33,835.5		41,769.4
Allowance for credit losses:
Allowance individually evaluated for impairment	8.0				4.6		18.4
Allowance collectively evaluated for impairment	29,940.9				33,830.9		41,751.0
Loans:
Loans individually evaluated for impairment	8.0				16.4		31.5
Loans collectively evaluated for impairment	1,378,515.1				1,221,081.2		1,042,761.5
Personal loans/Credit card
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	99,634.4				111,566.4		110,081.0
Allowance for credit losses on PCD Loans at acquisition	0.0
Write-offs	(74,794.1)				(88,744.9)		(74,500.8)
Net allowance for credit losses	92,159.3	[1]			76,812.9	[2]	75,986.2	[3]
Allowance for credit losses, end of the period	116,999.6				99,634.4		111,566.4
Allowance for credit losses:
Allowance individually evaluated for impairment	1.0				0.0		6.5
Allowance collectively evaluated for impairment	116,998.6				99,634.4		111,559.9
Loans:
Loans individually evaluated for impairment	1.0				0.8		29.4
Loans collectively evaluated for impairment	3,119,245.7				2,782,827.7		2,341,942.4
Retail business banking
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	63,974.8				49,055.0		42,288.4
Allowance for credit losses on PCD Loans at acquisition	0.0
Write-offs	(1,630.1)				(3,987.8)		(3,027.7)
Net allowance for credit losses	12,955.8	[1]			18,907.6	[2]	9,794.3	[3]
Allowance for credit losses, end of the period	75,300.5				63,974.8		49,055.0
Allowance for credit losses:
Allowance individually evaluated for impairment	2,498.3				2,320.3		2,651.4
Allowance collectively evaluated for impairment	72,802.2				61,654.5		46,403.6
Loans:
Loans individually evaluated for impairment	2,924.9				2,782.0		2,651.4
Loans collectively evaluated for impairment	4,204,911.3				3,375,843.2		2,614,435.7
Commercial vehicle and construction equipment finance
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	31,130.6				31,750.9		26,356.7
Allowance for credit losses on PCD Loans at acquisition	0.0
Write-offs	(9,796.1)				(15,270.1)		(16,592.0)
Net allowance for credit losses	10,761.6	[1]			14,649.8	[2]	21,986.2	[3]
Allowance for credit losses, end of the period	32,096.1				31,130.6		31,750.9
Allowance for credit losses:
Allowance individually evaluated for impairment	184.4				15.0		65.8
Allowance collectively evaluated for impairment	31,911.7				31,115.6		31,685.1
Loans:
Loans individually evaluated for impairment	184.4				290.8		66.3
Loans collectively evaluated for impairment	1,619,418.5				1,285,597.0		950,999.7
Housing loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	3,269.9				2,692.2		4,578.0
Allowance for credit losses on PCD Loans at acquisition	2,927.9
Write-offs	(12,013.2)				(479.0)		(601.6)
Net allowance for credit losses	15,722.2	[1]			1,056.7	[2]	(1,284.2)	[3]
Allowance for credit losses, end of the period	9,906.8				3,269.9		2,692.2
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	9,906.8				3,269.9		2,692.2
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	6,993,168.0				1,020,901.6		830,882.4
Other retail
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	72,012.4				61,437.0		49,229.2
Allowance for credit losses on PCD Loans at acquisition	0.0
Write-offs	(18,530.4)				(15,769.9)		(17,567.4)
Net allowance for credit losses	26,971.8	[1]			26,345.3	[2]	29,775.2	[3]
Allowance for credit losses, end of the period	80,453.8				72,012.4		61,437.0
Allowance for credit losses:
Allowance individually evaluated for impairment	156.8				92.1		92.3
Allowance collectively evaluated for impairment	80,297.0				71,920.3		61,344.7
Loans:
Loans individually evaluated for impairment	156.8				92.3		126.6
Loans collectively evaluated for impairment	2,271,874.4				1,817,147.3		1,526,607.8
Wholesale loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	61,306.9				74,400.9		71,599.3
Allowance for credit losses on PCD Loans at acquisition	36,487.3
Write-offs	(3,575.2)				(3,156.0)		(2,351.4)
Net allowance for credit losses	(18,421.8)	[1]			(9,938.0)	[2]	5,153.0	[3]
Allowance for credit losses, end of the period	112,640.8				61,306.9		74,400.9
Allowance for credit losses:
Allowance individually evaluated for impairment	68,886.9				29,264.6		35,619.7
Allowance collectively evaluated for impairment	43,753.9				32,042.3		38,781.2
Loans:
Loans individually evaluated for impairment	107,439.4				33,879.5		41,832.9
Loans collectively evaluated for impairment	₨ 7,095,199.9				₨ 5,877,632.6		₨ 5,057,176.4

[1]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs. 48,690.9 million (US$ 584.3 million). Recoveries from retail loans is Rs. 44,432.2 million and from wholesale loans is Rs. 4,258.7 million.
[2]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs. 56,142.6 million. Recoveries from retail loans is Rs. 53,374.2 million and from wholesale loans is Rs. 2,768.4 million.
[3]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs.36,181.4 million. Recoveries from retail loans is Rs.35,385.3 million and from wholesale loans is Rs.796.1 million.